                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        January 22, 2002

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 3
         Form 13F Information Table Entry Total            58
         Form 13F Information Table Value Total:     $613,166  (thousands)

List of Other Included Managers:

         No.      13F File No.      Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC

                             Form 13F as of 12/31/01
                     Reporting Manager: Raiff Partners, Inc.

Form 13F File Number:   28-5866

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              Item 1                      Item 2          Item 3             Item 4                         Item 5

          Name of Issuer                  Title           Cusip           Fair Market                     Shares or
                                         of Class         Number             Value                     Principal Amount




---------------------------------------------------------------------------------------------------------------------------
AFC Enterprises                             CS          00104Q107                5,800,077                 204,300
AMR Corp                                    CS          001765106                9,643,950                 435,000
Annaly Mortgage Management                  CS          035710409                1,760,000                 110,000
Anthem                                      CS          03674B104               23,017,500                 465,000
Anthracite Capital                          CS          037023108                1,648,500                 150,000
Bank Of America Corp.                       CS          060505104               31,475,000                 500,000
Cablevision Systems, Inc.                   CS          12686C109               10,201,750                 215,000
Capstead Mtg. Corp.                         CS          14067E506                4,700,000                 200,000
Carnival Corp.                              CS          143658102               15,724,800                 560,000
Citigroup Inc.                              CS          172967101               30,288,000                 600,000
Continental Airlines                        CS          210795308               11,139,250                 425,000
Dollar Thrifty Automotive GP                CS          256743105                  387,500                  25,000
Everest Reinsurance Holdings, Inc.          CS          299808105               12,711,860                 179,800
First Republic Bank                         CS          336158100                5,071,500                 210,000
FloridaFirst Bancorp                        CS          343258109                1,609,000                 100,000
Footlocker Inc.                             CS          344849104                  934,305                  59,700
General Dynamics Corp                       CS          369550108               20,308,200                 255,000
Greenpoint Financial Corp.                  CS          395384100                2,145,000                  60,000
Honeywell Corp.                             CS          438516106                3,754,020                 111,000
Household International                     CS          441815107               23,975,572                 413,800
Hudson United Bancorp                       CS          444165104                6,253,730                 217,900
IHOP Corp.                                  CS          449623107                  336,950                  11,500
J.C. Penney, Inc.                           CS          708160106                1,143,250                  42,500
John Hancock Financial Services             CS          41014S106                9,705,500                 235,000
Kerr-McGee                                  CS          492386107               19,180,000                 350,000
Keycorp, Inc.                               CS          493267108               17,768,200                 730,000
Limited Inc                                 CS          532716107               21,115,840               1,434,500
Loews Corp                                  CS          540424108               28,958,202                 522,900
McDonald's Corp.                            CS          580135101               18,529,000                 700,000
Merrill Lynch & Co                          CS          590188108                9,121,000                 175,000
MetLife, Inc.                               CS          59156R108               24,235,200                 765,000
Metris Companies Inc.                       CS          591598107                  771,300                  30,000
National City Corp.                         CS          635405103                9,941,600                 340,000
Neuberger & Berman                          CS          641234109                3,512,000                  80,000
Old Republic Intl Corp                      CS          680223104                8,279,756                 295,600
PartnerRe, Ltd.                             CS              *                    9,606,600                 177,900
Philip Morris                               CS          718154107               20,403,250                 445,000
Phillips- Van Heusen                        CS          718592108                1,962,000                 180,000
Pitney Bowes Inc.                           CS          724479100                4,137,100                 110,000
Principal Financial Group                   CS          74251V102                5,160,000                 215,000
Prudential Financial Inc.                   CS          749320102               24,915,733                 750,700
Pulte Homes Inc                             CS          745867101                6,700,500                 150,000
R.J. Reynolds Tobacco Holdings              CS          76182K105               30,672,240                 544,800


---------------------------------------------------------------------------------------------------------------------------
                       Item 6                                  Item 7                          Item 8

                 Investment Discretion                                                     Voting Authority


                                         Shared
         Sole            Shared          Other                Managers         Sole              Shared          None
          (A)             (B)             (C)                                   (A)               (B)             (C)
---------------------------------------------------------------------------------------------------------------------------
                           x                                    1,2              x

---------------------------------------------------------------------------------------------------------------------------
              Item 1                      Item 2          Item 3             Item 4                         Item 5

          Name of Issuer                  Title           Cusip           Fair Market                     Shares or
                                         of Class         Number             Value                     Principal Amount




---------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck and Co                       CS          812387108               27,126,216                 569,400
Sharper Image Corp.                         CS          820013100                  293,750                  25,000
Starwood Hotels & Resorts Worldwide         CS          85590A203                7,313,250                 245,000
Stilwell Financial Inc.                     CS          860831106                3,130,300                 115,000
Supervalue Inc.                             CS          868536103                2,212,000                 100,000
Thornburg Mortgage Inc.                     CS          885218107                  295,500                  15,000
Toll Brothers, Inc.                         CS          889478103                1,536,500                  35,000
Tricon Global Restaurants                   CS          895953107               28,659,000                 582,500
Tyco International Ltd.                     CS          902124106                4,123,000                  70,000
Tyson Foods Inc.                            CS          902494103                5,775,000                 500,000
Union Planters Corp.                        CS          908068109               14,892,900                 330,000
Universal Health Realty                     CS          91359E105                4,453,250                 189,500
UST, Inc.                                   CS          902911106                6,580,000                 188,000
Washington Mutual                           CS          939322103                4,905,000                 150,000
Wilmington Trust Corp                       CS          971807102                3,165,500                  50,000

                                                                               613,165,901              16,946,300

*Foreign - no Cusip Number


---------------------------------------------------------------------------------------------------------------------------
                       Item 6                                  Item 7                          Item 8

                 Investment Discretion                                                     Voting Authority


                                         Shared
         Sole            Shared          Other                Managers         Sole              Shared          None
          (A)             (B)             (C)                                   (A)               (B)             (C)
---------------------------------------------------------------------------------------------------------------------------